SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposits	$ 47,150	$ 71,300
Prepaid VAT	10,046	7,821
Prepaid professional fees	277,554	43,712
Prepaid legal fees		43,713
Prepaid insurance	554,675	0
Prepaid other	121,700	78,460		250
Prepaid expenses and other current assets	$ 1,011,125	$ 201,293	[1]	$ 250

[1]	Derived from audited information